TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses and other temporary differences	$ 34,146	$ 31,271
Lease provision	1,560	1,622
Other	186	199
Deferred tax assets	35,892	33,092
Deferred tax liabilities:
Land	(5,543)	(5,734)
Building	(9,837)	(10,373)
Other	(3,877)	(3,553)
Distributable proceeds	(583)	(809)
Deferred tax liabilities	(19,840)	(20,469)
Valuation allowance	(30,269)	(27,718)
Deferred tax liabilities, net	$ (14,217)	$ (15,095)